SEGMENTS, MAJOR CUSTOMERS AND GEOGRAPHIC INFORMATION (Tables)	12 Months Ended
Dec. 31, 2017
SEGMENTS, MAJOR CUSTOMERS AND GEOGRAPHIC INFORMATION [Abstract]
Schedule of Segment Reporting Information, by Segment
	Year ended December 31, 2017

	Cyber Security	IoT	e-Gov	Total

Revenues	3,768	11,264	18,232	33,264

Operating Loss	(734)	(2,911)	(2,871)	(6,516)

Goodwill	1,075	2,229	3,722	7,026

Total property and Equipment, net	110	623	485	1,218

	Year ended December 31, 2016

	Cyber Security	IoT	e-Gov	Total

Revenues	2,172	10,833	7,020	20,025

Operating Income (loss)	(590)	597	(11,606)	(11,599)

Goodwill	1,075	2,229	3,722	7,026

Total property and Equipment, net	127	727	784	1,638

	Year ended December 31, 2015

	Cyber Security	IoT	e-Gov	Total

Revenues	591	345	27,404	28,340

Operating Income (loss)	89	(655)	2,059	1,493

Goodwill	966	-	3,722	4,688

Total property and Equipment, net	22	327	539	888

Reconciliation of Operating Profit (Loss) from Segments to Consolidated
	Year ended December 31,
	2017	2016	2015
Operating income (loss)
Total operating income (loss) of reportable segments	(6,516)	(11,599)	1,493
Financial expenses, net	(538)	(303)	(277)
Income (loss) before income taxes	(7,054)	(11,902)	1,216

Schedule of External Customer Revenues by Geographic Area
	Year ended December 31,
	2017		2016		2015
	Total	Property and	Total	Property and	Total	Property and
	Revenues	Equipment, net	revenues	Equipment, net	revenues	Equipment, net
	$	$	$	$	$	$
Africa	9,713	-	5,681	-	25,204	-
European countries	2,482	-	1,211	-	1,325	-
South America	8,778	-	1,803	-	1,420	-
United States	9,921	107	9,888	122	121	14
Israel	1,309	1,111	724	1,516	161	874
APAC	1,034	-	675	-	-
Other	27	-	43	-	109	-

	33,264	1,218	20,025	1,638	28,340	888

Schedule of Revenues by External Customers by Products and Services
	Year ended December 31,
	2017	2016	2015
	$	$	$

Raw materials and equipment	6,296	3,353	9,427
Electronic monitoring	5,535	4,437	-
Treatment programs	3,906	4,530	-
Maintenance, royalties and project management	17,527	7,705	18,913

	33,264	20,025	28,340

Schedule of Major Customers, Percent of Total Sales
	Year ended December 31,
	2017	2016	2015

Customer A	4%	6%	17%
Customer B	11%	5%	30%
Customer C	10%	13%	30%
Customer D	-	-	3%
Customer E	-	-	9%
Customer F	4%	8%	5%
Customer G	21%	-	-